Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions
Acquisitions

6. Acquisitions

In May 2013, SINA acquired the remaining 45% equity interest in Weibo Interactive, an online-game platform company that it had accounted for under the equity method of accounting, for a consideration of $4.6 million. In accordance with ASC-805 related to a business combination achieved in stages, SINA’s previously held 55% equity interest was remeasured to fair value at the date of acquisition using the discounted cash flow method, which resulted in a $3.1 million remeasurement gain upon obtaining control. SINA hired an independent valuation firm to assist management in valuing its previously held equity interest in Weibo Interactive as of the acquisition date. SINA began to consolidate Weibo Interactive’s financial statements from June 1, 2013. Goodwill arising from this transaction primarily represents the expected synergies from combining the complementary operations of Weibo Interactive with the Group. Total identifiable intangible assets acquired upon acquisition mainly included a customer list of $2.1 million, game platform technology of $1.0 million and non-compete agreement of $0.5 million, with an estimated average weighted useful life between two to five years.

Consideration for Weibo Interactive was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration for the remaining 45% equity interest	$4,635
Fair value of previously held 55% equity interest	5,445

Total consideration	10,080

Tangible assets	98
Identifiable intangible assets acquired	3,560
Liabilities assumed	(1,095)
Goodwill	7,517

Total consideration	$10,080

In connection with the Reorganization, SINA transferred 100% equity interest in Weibo Interactive to the Group in December 2013 for a consideration of $10.1 million (see Note 1). The amounts recognized in the Group’s financial statements reflected the transferred assets and liabilities at SINA’s historical cost for all periods presented as this represented a transaction between entities under common control. The acquisition completed in May 2013 was not material to the Group’s consolidated financial statements, and, therefore, pro forma disclosure is not required.

In October 2014, the Group acquired an 84% equity interest in Shanghai Gametree Information Technology Co. Ltd,. (“Gametree”), a game developer for a consideration of $3.1 million and began to consolidate its financial results since October 1, 2014. The Group hired an independent valuation firm to assist management in valuing the equity interest acquired by the Group. Goodwill arising from this transaction primarily represents the expected synergies from combining the operations of game developer with the Group, which are complementary to each other. Total identifiable intangible assets acquired upon acquisition were the existing game technology amounting to $1.7 million, which have an estimated useful life of approximately 4.3 years. The impact of the game developer’s financial results since the acquisition date included in the consolidated financial statements of the Group was immaterial. The acquired business is also not material to the Group’s financial statements and, thus, a presentation of pro-forma financial information for the business combination is not required.

Consideration for the purchase was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292

Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354

On June 30, 2015, the Group completed the acquisition from SINA of the 55% and 85% equity interest in the two Weibo funds, which engage in investing in high-tech startups related to the Weibo business for a total cash consideration of $22.0 million. The Group engaged an independent valuation firm to assist management in its valuation of the purchase price allocation. Since Weibo and the Weibo Funds were controlled by SINA both before and after the acquisition, this transaction was accounted for as a business combination between entities under common control by SINA. Therefore, in accordance with ASC Subtopic 805-50, the consolidated financial statements of the Group include the acquired assets and liabilities of the Weibo Funds at their historical carrying amounts. In addition, the Group’s consolidated financial statements as of and for the year ended December 31, 2015 have been prepared as if the Weibo Funds had been owned by the Group for all periods presented and the Group’s consolidated financial statements as of and for the years ended December 31, 2013 and 2014 have been retrospectively adjusted accordingly.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2012	$—	$—	$—
Acquisition of Weibo Interactive	—	7,517	7,517

Balance as of December 31, 2013	$—	$7,517	$7,517

Acquisition of game developer	—	3,840	3,840
Others	—	295	295

Balance as of December 31, 2014	$—	$11,652	$11,652

As of December 31, 2014 and 2015, the balance of goodwill was $11.7 million and $11.1 million, respectively. The decrease of approximately $535,000 in balance in 2015 was mainly due to the depreciation of the Renminbi and was reflected in currency translation adjustment in consolidated financial statements.

As of December 31, 2014 and 2015, the Group performed a qualitative analysis on the goodwill arising from the acquisition taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group and overall financial performance, in addition to other entity-specific factors. Based on the assessment, the Group determined that it was not necessary to perform a quantitative goodwill impairment test and concluded that no impairment indicators on its goodwill were noted during the period presented.

As of December 31, 2015, the Group’s intangible assets totaling $2.0 million mainly consisted of acquired intangible assets, including game-related platform technology, game-user base and customer contracts. The amortization expense for the years ended December 31, 2013, 2014 and 2015 was $0.2 million, $1.2 million and $1.5 million, respectively. As of December 31, 2015, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2016	$761
2017	677
2018	528
2019 and thereafter	—

Total expected amortization expense	$1,966